NET LOSS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares	5,489,492	5,500,135
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares	3,314,715	337,187